Fair value measurements - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs	8	0.075	0.11
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs	56.6	0.65	0.665
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs	4.1	0.041	0.042